Warrants for Common Stock and Preferred and Common Units - Additional Information (FY) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of Shares of Common Stock Issuable	99,986	99,986
Class B Preferred Units [Member] | New Loan [Member]
Class of Warrant or Right [Line Items]
Number of Shares of Common Stock Issuable				34,946
Exercise Price				$ 8.37
Class B to Class C Preferred Units [Member]
Class of Warrant or Right [Line Items]
Number of Shares of Common Stock Issuable			73,109
Exercise Price			$ 4.0008